Schedule of Investments (unaudited) January 31, 2022	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 14.9%
CF Industries Holdings, Inc.	144,119	$9,925,476
FMC Corp.	58,283	6,432,695
Koninklijke DSM NV	16,533	3,099,283
Nutrien Ltd.	139,213	9,717,067
Sociedad Quimica y Minera de Chile SA, ADR	28,730	1,555,729

		30,730,250

Containers & Packaging — 1.3%
Packaging Corp. of America	17,160	2,584,811

Electrical Equipment — 0.8%
Vestas Wind Systems A/S	58,416	1,580,760

Food Products — 8.0%
Bunge Ltd.	76,829	7,595,315
Darling Ingredients, Inc.(a)	46,828	2,986,222
Kerry Group PLC, Class A	31,460	3,963,883
Nestle SA, Registered Shares	15,340	1,980,981

		16,526,401

Machinery — 4.0%
AGCO Corp.	25,218	2,955,550
Deere & Co.	14,126	5,317,026

		8,272,576

Metals & Mining — 28.9%
Anglo American PLC	160,236	7,064,081
ArcelorMittal SA	109,824	3,257,380
BHP Group Ltd.	26,475	835,678
BHP Group Ltd., ADR	34,469	2,192,228
First Quantum Minerals Ltd.	244,856	6,031,107
Freeport-McMoRan, Inc.	47,087	1,752,578
Glencore PLC(a)	2,242,616	11,683,162
Neo Lithium Corp.(a)	223,660	1,142,801
Newcrest Mining Ltd.	131,614	2,041,512
Newmont Corp.	97,026	5,935,081
Polyus PJSC, Registered Shares, GDR	37,899	2,968,987
Stelco Holdings, Inc.	82,498	2,387,682
Teck Resources Ltd.(b)	79,207	2,445,120
Vale SA, ADR	640,123	9,717,067

		59,454,464

Security	Shares	Value

Oil, Gas & Consumable Fuels — 38.4%
Canadian Natural Resources Ltd.	98,147	$4,992,475
Chevron Corp.	93,670	12,301,681
ConocoPhillips	63,899	5,662,729
EOG Resources, Inc.	27,332	3,046,971
Equinor ASA	98,498	2,715,375
Exxon Mobil Corp.	73,319	5,569,311
Gazprom PJSC, ADR	601,135	5,233,069
Hess Corp.	31,201	2,879,540
Kosmos Energy Ltd.(a)	227,188	983,724
Marathon Petroleum Corp.	32,998	2,367,607
Pioneer Natural Resources Co.	11,524	2,522,488
Shell PLC	399,562	10,264,234
Suncor Energy Inc.	140,921	4,026,473
TotalEnergies SE	252,310	14,348,219
Valero Energy Corp.	26,180	2,172,155

		79,086,051

Total Long-Term Investments — 96.3% (Cost: $145,848,296)		198,235,313

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	8,180,649	8,180,649
SL Liquidity Series, LLC, Money Market Series, 0.17%(c)(d)(e)	2,458,829	2,459,075

Total Short-Term Securities — 5.2% (Cost: $10,639,724)		10,639,724

Total Investments — 101.5% (Cost: $156,488,020)		208,875,037

Liabilities in Excess of Other Assets — (1.5)%		(3,044,958)

Net Assets — 100.0%		$205,830,079

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,371,887	$6,808,762	(a)	$—	$—	$—	$8,180,649	8,180,649	$142		$—
SL Liquidity Series, LLC, Money Market Series	—	2,459,359	(a)	—	(284)	—	2,459,075	2,458,829	9,490	(b)	—

					$(284)	$—	$10,639,724		$9,632		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$27,630,967	$3,099,283	$—	$30,730,250
Containers & Packaging	2,584,811	—	—	2,584,811
Electrical Equipment	—	1,580,760	—	1,580,760
Food Products	10,581,537	5,944,864	—	16,526,401
Machinery	8,272,576	—	—	8,272,576
Metals & Mining	35,696,722	23,757,742	—	59,454,464
Oil, Gas & Consumable Fuels	46,525,154	32,560,897	—	79,086,051
Short-Term Securities
Money Market Funds	8,180,649	—	—	8,180,649

	$139,472,416	$66,943,546	$—	206,415,962

Investments Valued at NAV				2,459,075

				$208,875,037

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	2